1900 K Street, NW
Washington, DC 20006-1110
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www.dechert.com

SHAYNA GILMORE

shayna.gilmore@dechert.com
+1 202 261 3362 Direct
+1 202 261 3091 Fax

December 21, 2018

Via Edgar

U.S. Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Funds (File Nos. 033-07647 and 811-04782) (the “Registrant”)
Post-Effective Amendment No. 229 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 229 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 235 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of incorporating a proposal to remove a fundamental investment restriction of the HSBC U.S. Government Money Market Fund (the “Proposal”). The Proposal was approved by shareholders at a meeting held on March 9, 2018, and the preliminary proxy statement associated with the Proposal was filed with the Securities and Exchange Commission on January 18, 2018 (Accession No. 0000945621-18-000035).

No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 202.261.3362.

Very truly yours,

/s/ Shayna Gilmore

Shayna Gilmore